Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Profit or loss [abstract]
Revenue	£ 21,659	£ 18,449		£ 13,665
Provision for bad and doubtful debts	(220)	(167)		(325)
Other operating costs	(17,549)	(14,139)	[1]	(10,939)
Other operating income	989	228	[1]
Operating profit	4,879	4,371		2,401
Finance income	138	50		58
Finance costs	(1,598)	(1,072)		(853)
Share of post-tax results of joint ventures and associates	171	92		58
Profit before tax	3,590	3,441		1,664
Tax	(876)	(1,258)		(360)
Profit after tax from continuing operations	2,714	2,183		1,304
Profit after tax from discontinued operations	5,083	171		337
Total profit for the year (continuing and discontinued)	7,797	2,354		1,641
Attributable to:
Equity shareholders of the parent	7,797	2,353		1,640
Non-controlling interests from continuing operations	£ 0	£ 1		£ 1
Earnings per share (pence)
Basic earnings per share (continuing) (in GBP pence per share)	£ 0.742	£ 0.606		£ 0.370
Diluted earnings per share (continuing) (in GBP pence per share)	0.738	0.603		0.368
Basic earnings per share (continuing and discontinued) (in GBP pence per share)	2.131	0.654		0.466
Diluted earnings per share (continuing and discontinued) (in GBP pence per share)	£ 2.121	£ 0.650		£ 0.463

[1]	Comparatives have been re-presented to disclose other operating income separately from other operating costs.